Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of right-of-use assets and lease liabilities

Right-of-use assets and lease liabilities, as of December 31, 2024 and 2023, are as follows:

	Financial Statement	December 31,
	Line Items	2024	2023
		US$	US$

Right-of-use assets:
Operating lease	Right-of-use assets	349,240	154,234
Total right-of-use assets		349,240	154,234

Lease liabilities:
Current liabilities
Operating lease	Current portion of lease liabilities	171,909	152,325
		171,909	152,325

Non-current liabilities
Operating lease	Other payables	156,647	-
		156,647	-

Schedule of lease costs

The components of lease costs are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Operating lease costs	644,730	1,123,046
Short-term lease costs	82,596	141,889
Finance lease costs:
Depreciation	-	-
Interest on finance lease liabilities	-	-
Total lease costs	727,326	1,264,935

Schedule of other information related to leases	Other information related to leases is as follows:
December 31,
2024
US$

Weighted Average Remaining Lease Term
Operating lease	16.5
Weighted Average Discount Rate
Operating lease	8.6%

Schedule of cash flows related to leases

Cash flows related to leases are as follows:

	Years ended December 31,
	2024	2023
	US$	US$

Cash flows from operating activities:
Payments for operating lease liabilities	213,708	199,447
Cash flows from financing activities:
Principal payments on finance lease obligation	-	-
Supplemental Cash Flow Data:
Right-of-use assets obtained in exchange for new operating lease obligations	388,020	7,350

Schedule of future minimum lease payments under non-cancellable operating leases

Future minimum lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Operating lease
US$

For the year ending December 31,
2025	194,984
2026	162,487
357,471
Less: imputed interest	(28,915)
Total lease liabilities	328,556